Capital Disclosures - Schedule of Debt to Book Capitalization Ratio (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Corporate Information And Statement Of IFRS Compliance [Abstract]
Long-term debt	$ 14,694	$ 21,453
Less: cash and cash equivalents	744	184	$ 139	$ 101
Long-term debt, net	13,950	21,269
Total shareholders’ equity	$ 36,945	$ 32,380	$ 34,991
Debt to book capitalization	27.00%	40.00%